Finance debt	12 Months Ended
Dec. 31, 2022
Finance debts
Finance debt

19 Finance debt

	December 31, 2022				December 31, 2021
	Short-term debt	Current portion of long-term debt	Long-term debt	Total	Short-term debt	Current portion of long-term debt	Long-term debt	Total
(€ million)
Banks	3,645	851	1,999	6,495	362	347	4,650	5,359
Ordinary bonds		2,140	16,372	18,512		913	18,049	18,962
Convertible bonds						399		399
Sustainability-Linked Bond		2	996	998		2	996	998
Commercial papers	34			34	836			836
Other financial institutions	767	104	7	878	1,101	120	19	1,240
	4,446	3,097	19,374	26,917	2,299	1,781	23,714	27,794

Finance debt decreased by €877 million as disclosed in table “Changes in liabilities arising from financing activities” detailed at the end of this paragraph.

As of December 31, 2022, finance debt included €1,300 million of sustainability-linked financial contracts with leading banking institutions which provide for an adjustment mechanism of the funding cost linked to the achievement of certain sustainability targets.

Eni entered into long-term borrowing facilities with the European Investment Bank. These borrowing facilities are subject to the retention of a minimum level of credit rating. According to the agreements, should the Company lose the minimum credit rating, new guarantees could be required to be agreed upon with the European Investment Bank. At December 31, 2022, debts subjected to restrictive covenants amounted to €862 million (€899 million at December 31, 2021). Eni was in compliance with those covenants.

Eni has in place a program for the issuance of Euro Medium Term Notes up to €20 billion, of which €15.8 billion were drawn as of December 31, 2022.

Ordinary bonds consisted of bonds issued within the Euro Medium Term Notes Program for a total of €14,953 million and other bonds for a total of €3,559 million.

As of December 31, 2022, ordinary bonds maturing within 18 months amounted to €2,723 million. During 2022, Eni did not issue new ordinary bonds.

The following table provides a breakdown of ordinary bonds by issuing entity, maturity date, interest rate and currency as of December 31, 2022:

(€ million)	Amount	Discount on bond issue and accrued expense	Total	Currency	Maturity		Rate %
					from	to	from	to
Issuing entity
Euro Medium Term Notes
Eni SpA	1,200	15	1,215	EUR		2025		3.750
Eni SpA	1,000	29	1,029	EUR		2029		3.625
Eni SpA	1,000	15	1,015	EUR		2023		3.250
Eni SpA	1,000	11	1,011	EUR		2026		1.500
Eni SpA	1,000	10	1,010	EUR		2031		2.000
Eni SpA	1,000	3	1,003	EUR		2026		1.250
Eni SpA	1,000	3	1,003	EUR		2030		0.625
Eni SpA	900		900	EUR		2024		0.625
Eni SpA	800	2	802	EUR		2028		1.625
Eni SpA	750	11	761	EUR		2024		1.750
Eni SpA	750	8	758	EUR		2027		1.500
Eni SpA	750	(3)	747	EUR		2034		1.000
Eni SpA	650	4	654	EUR		2025		1.000
Eni SpA	600	(2)	598	EUR		2028		1.125
Eni Finance International SA	1,639	6	1,645	USD	2026	2027		variable
Eni Finance International SA	795	7	802	EUR	2025	2043	1.275	5.441
	14,834	119	14,953
Other bonds
Eni SpA	937	10	947	USD		2023		4.000
Eni SpA	937	5	942	USD		2028		4.750
Eni SpA	937	1	938	USD		2029		4.250
Eni SpA	328	1	329	USD		2040		5.700
Eni USA Inc	375		375	USD		2027		7.300
PLT Wind 2022 SpA	18		18	EUR		2031		variable
SEF Srl	10		10	EUR		2026		7.000
	3,542	17	3,559
	18,376	136	18,512

As part of the Euro Medium Term Notes program, during 2021 Eni issued a sustainability-linked bond for a nominal amount of €1 billion linked to the achievement of the following sustainability targets: (i) net carbon footprint upstream (GHG emission Scope 1 and 2) equal to or less than 7.4 million tons of CO2 equivalent by 2024; (ii) renewable energy installed capacity of at least or more than 5 GW by 2025. If one of the targets is not achieved, a step-up mechanism will be applied, increasing the interest rate.

Information relating to the sustainability-linked bonds issued by Eni SpA is as follows:

(€ million)	Amount	Discount on bond issue and accrued expense	Total	Currency	Maturity	Rate %
Eni SpA	1,000	(2)	998	EUR	2028	0.375

The following table provides a breakdown by currency of finance debt and the related weighted average interest rates:

	December 31, 2022				December 31, 2021
	Short-term debt (€ million)	Average rate (%)	Long-term debt and current portion of long term debt (€ million)	Average rate (%)	Short-term debt (€ million)	Average rate (%)	Long-term debt and current portion of long term debt (€ million)	Average rate (%)
Euro	3,994	0.9	17,171	1.8	1,356		20,399	1.5
U.S. dollar	337	2.2	5,298	5.1	928	0.2	5,096	3.8
Other currencies	115		2	2.4	15	(0.3)
	4,446		22,471		2,299		25,495

As of December 31, 2022, Eni retained committed borrowing facilities of €8,298 million. Those facilities bore interest rates reflecting prevailing conditions in the marketplace. The breakdown of committed borrowing facilities are as follows:

(€ million)	December 31, 2022	December 31, 2021
Undrawn long-term Sustainability-Linked bonds	8,100	2,800
Other undrawn long-term borrowing facilities	2	20
Drawn long-term Sustainability-Linked bonds		2,050
Other drawn long-term borrowing facilities	70	162
Long-term borrowing facilities	8,172	5,032
Other undrawn short-term borrowing facilities	43	15
Other drawn short-term borrowing facilities	83	67
Short-term borrowing facilities	126	82
	8,298	5,114

As of December 31, 2022, Eni was in compliance with covenants and other contractual provisions in relation to borrowing facilities.

Fair value of long-term debt, including the current portion of long-term debt is described below:

(€ million)	December 31, 2022	December 31, 2021
Ordinary bonds and Sustainability-Linked Bond	18,167	23,070
Convertible bonds		513
Banks	2,733	5,029
Other financial institutions	111	138
	21,011	28,750

Fair value of finance debts was calculated by discounting the expected future cash flows at discount rates ranging from 1.8% to 5.1% (-0.3% and 1.7% at December 31, 2021).

Because of the short-term maturity and conditions of remuneration of short-term debt, the fair value approximated the carrying amount.

Changes in liabilities arising from financing activities

(€ million)	Long-term debt and current portion of long-term debt	Short-term debt	Long-term and current portion of long-term lease liabilietis	Total
Carrying amount at December 31, 2021	25,495	2,299	5,337	33,131
Cash flows	(3,944)	1,375	(994)	(3,563)
Currency translation differences	208	547	289	1,044
Changes in the scope of consolidation	477	(95)	(1,953)	(1,571)
Other non-monetary changes	235	320	2,272	2,827
Carrying amount at December 31, 2022	22,471	4,446	4,951	31,868
Carrying amount at December 31, 2020	23,804	2,882	5,018	31,704
Cash flows	666	(910)	(939)	(1,183)
Currency translation differences	255	153	303	711
Changes in the scope of consolidation	545	160	103	808
Other non-monetary changes	225	14	852	1,091
Carrying amount at December 31, 2021	25,495	2,299	5,337	33,131

Changes in the scope of consolidation referred to the Exploration & Production segment for €2,013 million and to the Plenitude business line for €580 million.

Other non-monetary changes include €2,401 million of lease liabilities assumptions (€1,102 million at December 31, 2021). Lease liabilities are described in note 13 - Right-of-use assets and lease liabilities.

Transactions with related parties are described in note 36 – Transactions with related parties